Quarterly Holdings Report
for
Fidelity® Women's Leadership ETF
October 31, 2025
WLE-NPRT1-1225
1.9901538.104
Common Stocks - 99.4%
	Shares	Value ($)
CANADA - 1.1%
Consumer Discretionary - 1.1%
Specialty Retail - 1.1%
Aritzia Inc Subordinate Voting Shares (a)	768	53,646
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV	94	19,657
UNITED STATES - 97.9%
Communication Services - 8.0%
Entertainment - 2.2%
Netflix Inc (a)	38	42,517
Walt Disney Co/The	534	60,139
		102,656
Interactive Media & Services - 5.8%
Alphabet Inc Class C	866	244,056
Pinterest Inc Class A (a)	802	26,546
		270,602
TOTAL COMMUNICATION SERVICES		373,258

Consumer Discretionary - 11.7%
Broadline Retail - 5.2%
Amazon.com Inc (a)	874	213,448
Etsy Inc (a)	508	31,496
		244,944
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill Inc (a)	645	20,440
Starbucks Corp	276	22,320
		42,760
Household Durables - 0.9%
Taylor Morrison Home Corp (a)	674	39,948
Specialty Retail - 2.7%
Lowe's Cos Inc	138	32,862
Ulta Beauty Inc (a)	92	47,829
Williams-Sonoma Inc	241	46,836
		127,527
Textiles, Apparel & Luxury Goods - 2.0%
Capri Holdings Ltd (a)	1,108	22,990
NIKE Inc Class B	367	23,705
Tapestry Inc	408	44,807
		91,502
TOTAL CONSUMER DISCRETIONARY		546,681

Consumer Staples - 4.9%
Beverages - 2.0%
Coca-Cola Co/The	810	55,809
Keurig Dr Pepper Inc	1,190	32,320
		88,129
Consumer Staples Distribution & Retail - 0.6%
Casey's General Stores Inc	57	29,252
Household Products - 1.1%
Procter & Gamble Co/The	353	53,081
Personal Care Products - 1.2%
Estee Lauder Cos Inc/The Class A	602	58,207
TOTAL CONSUMER STAPLES		228,669

Energy - 1.5%
Energy Equipment & Services - 0.9%
Baker Hughes Co Class A	857	41,487
Oil, Gas & Consumable Fuels - 0.6%
Antero Resources Corp (a)	891	27,541
TOTAL ENERGY		69,028

Financials - 12.1%
Banks - 6.5%
Bank of America Corp	1,192	63,712
Citigroup Inc	449	45,452
Huntington Bancshares Inc/OH	1,870	28,873
JPMorgan Chase & Co	310	96,447
US Bancorp	523	24,414
Wells Fargo & Co	498	43,311
		302,209
Capital Markets - 1.4%
Bank of New York Mellon Corp/The	291	31,408
Nasdaq Inc	408	34,880
		66,288
Consumer Finance - 0.4%
SLM Corp	706	18,956
Financial Services - 1.2%
Mastercard Inc Class A	101	55,751
Insurance - 2.6%
Hartford Insurance Group Inc/The	405	50,293
Marsh & McLennan Cos Inc	178	31,711
Progressive Corp/The	190	39,140
		121,144
TOTAL FINANCIALS		564,348

Health Care - 11.8%
Biotechnology - 3.0%
Alnylam Pharmaceuticals Inc (a)	142	64,759
Exact Sciences Corp (a)	455	29,434
Gilead Sciences Inc	393	47,077
		141,270
Health Care Equipment & Supplies - 0.9%
Insulet Corp (a)	133	41,630
Health Care Providers & Services - 0.9%
Cigna Group/The	179	43,749
Health Care Technology - 0.6%
Veeva Systems Inc Class A (a)	90	26,208
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific Inc	106	60,143
Pharmaceuticals - 5.1%
Eli Lilly & Co	135	116,487
GSK PLC ADR	1,429	66,963
Merck & Co Inc	629	54,081
		237,531
TOTAL HEALTH CARE		550,531

Industrials - 12.4%
Aerospace & Defense - 0.9%
Boeing Co (a)	198	39,802
Building Products - 0.8%
Trane Technologies PLC	87	39,033
Commercial Services & Supplies - 0.3%
Veralto Corp	174	17,170
Electrical Equipment - 3.9%
Eaton Corp PLC	141	53,800
GE Vernova Inc	101	59,099
nVent Electric PLC	353	40,366
Regal Rexnord Corp	203	28,600
		181,865
Machinery - 4.1%
Cummins Inc	74	32,388
Deere & Co	67	30,929
Ingersoll Rand Inc	449	34,272
Parker-Hannifin Corp	74	57,190
Westinghouse Air Brake Technologies Corp	180	36,800
		191,579
Professional Services - 2.4%
KBR Inc	467	20,006
Leidos Holdings Inc	239	45,522
TransUnion	309	25,085
UL Solutions Inc Class A	269	20,947
		111,560
TOTAL INDUSTRIALS		581,009

Information Technology - 31.3%
Communications Equipment - 1.4%
Arista Networks Inc	413	65,126
Electronic Equipment, Instruments & Components - 0.6%
Coherent Corp (a)	214	28,239
Semiconductors & Semiconductor Equipment - 12.7%
First Solar Inc (a)	215	57,392
Marvell Technology Inc	393	36,840
Micron Technology Inc	399	89,284
NVIDIA Corp	2,033	411,663
		595,179
Software - 8.7%
Gen Digital Inc	1,531	40,357
Intuit Inc	57	38,050
Microsoft Corp	593	307,062
Synopsys Inc (a)	43	19,514
		404,983
Technology Hardware, Storage & Peripherals - 7.9%
Apple Inc	1,232	333,096
Dell Technologies Inc Class C	219	35,480
		368,576
TOTAL INFORMATION TECHNOLOGY		1,462,103

Materials - 0.9%
Construction Materials - 0.9%
CRH PLC	251	29,894
James Hardie Industries PLC (a)	524	10,966
		40,860
Real Estate - 2.4%
Health Care REITs - 1.2%
Ventas Inc	757	55,860
Specialized REITs - 1.2%
American Tower Corp	148	26,489
Public Storage Operating Co	99	27,577
		54,066
TOTAL REAL ESTATE		109,926

Utilities - 0.9%
Electric Utilities - 0.9%
NextEra Energy Inc	509	41,433
TOTAL UNITED STATES		4,567,846
TOTAL COMMON STOCKS (Cost $3,415,069)		4,641,149

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $3,415,069)	4,641,149
NET OTHER ASSETS (LIABILITIES) - 0.6%	27,245
NET ASSETS - 100.0%	4,668,394

Legend

(a)	Non-income producing.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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